UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
Check here if Amendment [ }; Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement
					[ ] adds new holdings entries.

Institutional Investment Manager filing this Report:
	Name: 		 	Lathrop Investment Management Corp
	Address:		10 Corporate Hill Drive, Suite 225
				Little Rock, Arkansas 72205
	13F File Number:	028-11756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
       Name:			Andrew A. LaGrone
       Title:			Chief Compliance Officer
       Phone:			501.227.4930
       Signature,		Place,		and Date of Signing:
       Andrew A. LaGrone	Little Rock, AR	October 12, 2009

Report Type (Check only one.):
			[x]  13F HOLDINGS REPORT
			[ ]  13F NOTICE
			[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	49
Form 13F Information Table Value Total:	$104,614

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              604059105     1437    19466 SH       SOLE                    19466
ABBOTT LABORATORIES            COM              002824100     3963    80099 SH       SOLE                    80099
APPLE COMPUTER                 COM              037833100      399     2150 SH       SOLE                     2150
AT&T                           COM              00206R102     3237   119857 SH       SOLE                   119857
BANK OF AMERICA                COM              060505104      498    29418 SH       SOLE                    29418
CHARLES SCHWAB                 COM              808513105     3487   182109 SH       SOLE                   182109
CHEVRONTEXACO                  COM              166751107      518     7350 SH       SOLE                     7350
CISCO SYSTEMS                  COM              17275R102     3963   168354 SH       SOLE                   168354
CITRIX SYSTEMS                 COM              177376100     3210    81832 SH       SOLE                    81832
COCA COLA                      COM              191216100     2510    46744 SH       SOLE                    46744
CULLEN FROST BANKERS           COM              229899109     3297    63836 SH       SOLE                    63836
CVS CAREMARK                   COM              126650100     3619   101261 SH       SOLE                   101261
EMC                            COM              268648102     4061   238325 SH       SOLE                   238325
EXXON MOBIL                    COM              302290101      974    14195 SH       SOLE                    14195
FOREST OIL                     COM              346091606     2481   126760 SH       SOLE                   126760
GENERAL ELECTRIC               COM              369604103     3876   236072 SH       SOLE                   236072
HALLIBURTON                    COM              406216101      249     9194 SH       SOLE                     9194
HOME DEPOT                     COM              437076102      245     9195 SH       SOLE                     9195
HOSPIRA                        COM              441060100     3845    86200 SH       SOLE                    86200
ILLINOIS TOOL WORKS            COM              452308109     2935    68720 SH       SOLE                    68720
INTEL                          COM              458140100     3731   190663 SH       SOLE                   190663
INTERNATIONAL BUSINESS MACHINE COM              459200101      510     4260 SH       SOLE                     4260
JACOBS ENGINEERING             COM              469814107     3015    65605 SH       SOLE                    65605
JOHNSON CONTROLS               COM              478366107     3772   147583 SH       SOLE                   147583
KIMBERLY CLARK                 COM              494368103      602    10200 SH       SOLE                    10200
LAZARD LTD-CL A                COM              021260622     4074    98627 SH       SOLE                    98627
MEDTRONIC                      COM              585055106     3136    85216 SH       SOLE                    85216
MICROSOFT                      COM              594918104     3778   146901 SH       SOLE                   146901
MONSANTO                       COM              61166W101     2353    30398 SH       SOLE                    30398
NIKE CLASS B                   COM              654106103     3843    59401 SH       SOLE                    59401
NMC                            COM              629196106        0   100000 SH       SOLE                   100000
PEPSICO                        COM              713448108      383     6533 SH       SOLE                     6533
POWER-ONE                      COM              739308104       33    16775 SH       SOLE                    16775
PROCTER & GAMBLE               COM              742718109      236     4082 SH       SOLE                     4082
REGIONS FINANCIAL              COM              7591EP100      716   115274 SH       SOLE                   115274
SCHLUMBERGER                   COM              806857108     2551    42805 SH       SOLE                    42805
TARGET                         COM              87612E106     3237    69355 SH       SOLE                    69355
THERMO FISHER SCIENTIFIC       COM              883556102     3354    76802 SH       SOLE                    76802
UNION PACIFIC                  COM              907818108      385     6600 SH       SOLE                     6600
WAL-MART                       COM              931142103     3339    68024 SH       SOLE                    68024
WAL-MART DE MEXICO SA DE CV CL COM                              40    11414 SH       SOLE                    11414
WALT DISNEY                    COM              254687106     3657   133164 SH       SOLE                   133164
WASTE CONNECTIONS              COM              941053100      325    11250 SH       SOLE                    11250
WRIGHT MEDICAL                 COM              98235t107     2947   165023 SH       SOLE                   165023
XTO ENERGY                     COM              98385X106     3151    76266 SH       SOLE                    76266
COLUMBIA MIDCAP INDEX FD-Z                      19765J608     1180   133175 SH       SOLE                   133175
FRANKLIN INCOME FUND CL A                       353496300       58    29301 SH       SOLE                    29301
VANGUARD 500 INDEX FUND-SIGN                    922908496      663     8231 SH       SOLE                     8231
VANGUARD INSTL INDEX-INST PL                    922040209      741     7657 SH       SOLE                     7657